Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment were as follows:

	December 31,
	2016	2015
	(in millions)
Land	$12	$66
Buildings and leasehold improvements	384	379
Furniture and equipment	357	337
Construction-in-progress	14	13

	767	795
Accumulated depreciation	(426)	(384)

	$341	$411